GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	6/20/2014
Collection Period Ended:	5/31/2014
Closing Date:	5/16/2012
Next Payment Date:	7/21/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

				Note Payment Detail
					Principal	Interest	Total Principal
					Payment	Payment	and Interest
Class	CUSIP	Interest Rate	Original Balance	Beginning Balance	Amount	Amount	Amount	Ending Balance
A	36159LBW5	0.89925%	750,000,000.00	750,000,000.00	0.00	580,765.63	580,765.63	750,000,000.00
B	36159LBX3	1.29925%	15,790,000.00	15,790,000.00	0.00	17,665.83	17,665.83	15,790,000.00
C	36159LBY1	1.89925%	23,684,000.00	23,684,000.00	0.00	38,734.36	38,734.36	23,684,000.00

TOTALS			789,474,000.00	789,474,000.00	0.00	637,165.82	637,165.82	789,474,000.00

Combined Outstanding Principal Balance
Beginning Combined Outstanding Principal Balance	8,159,491,666.31
New Volume	2,575,102,329.39
Principal Collections	2,786,808,774.97
Default Amount	751,811.00
Ending Combined Outstanding Principal Balance	7,947,033,409.73

Aggregate Principal Receivables
Ending Combined Outstanding Principal Balance	7,947,033,409.73
Adjustment for charged-off Receivables	9,245,705.52
Aggregate Principal Receivables	7,937,787,704.21

Overconcentrations
Product Line Overconcentrations	17,573,281.84
Dealer Overconcentrations	0.00
Manufacturer Overconcentrations	0.00

Discount Factor	0.00%

Collections	Total	Overconcentrations	Net of Overconcentrations
Principal Collections	2,786,808,774.97	4,198,144.98	2,782,610,629.99
Non Principal Collections	48,536,473.28	74,993.53	48,461,479.75
Total Collections	2,835,345,248.25	4,273,138.51	2,831,072,109.74

Defaults
Default Amount	751,811.00	2,050.68	749,760.32

Asset Performance
Annualized Yield			6.91%
Monthly Payment Rate			34.18%
Default Rate			0.11%

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	6/20/2014
Collection Period Ended:	5/31/2014
Closing Date:	5/16/2012
Next Payment Date:	7/21/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Series Allocations

Allocation Percentage for Non Principal Collections and Default Amount		10.20%
Allocation Percentage for Principal Collections		10.20%
Non Principal Collections Allocated to Series		4,940,891.74
Principal Collections Allocated to Series		283,701,157.27
Default Amount Allocated to Series		76,441.84

Application of Available Non Principal Collections

Non Principal Collections Allocated to Series		4,940,891.74
Investment Earnings in Series Accounts		167.67
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfall for Series		0.00
Available Non Principal Collections Allocated to Series		4,941,059.41

(i)	(A) Amount to Indenture Trustee	1,500.00
	(B) Amount to Trustee	0.00
	(C) Amount to Administrator	58.74
	(D) Amount to Custodian	0.00

(ii)	Noteholder Servicing Fee	1,381,580.00
	Unpaid Servicer Advances and interest thereon	0.00

(iii)	Class A Monthly Interest	580,765.63
(iv)	Class B Monthly Interest	17,665.83
(v)	Class C Monthly Interest	38,734.36

(vi)	Investor Default Amount (treated as Available Principal Collections)	76,441.84
(vii)	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00

(viii)	Amount Required to be Deposited to the Reserve Account	0.00

(ix)	Remaining Amounts due to Indenture Trustee, Trustee, Administrator, and Custodian	0.00
	Indenture Trustee 0.00 , Trustee 0.00 , Administrator 0.00 , Custodian 0.00

(x)	Amounts otherwise required to be Deposited to Principal Account	0.00
(xi)	(If Early Amortization Period has not occurred)	2,844,313.01
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	6/20/2014
Collection Period Ended:	5/31/2014
Closing Date:	5/16/2012
Next Payment Date:	7/21/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Excess Non Principal Collections for Series 2008-A	2,774,771.49
Excess Non Principal Collections for Series 2010-B	1,826,945.54
Excess Non Principal Collections for Series 2011-1	1,468,257.11
Excess Non Principal Collections for Series 2011-A	1,261,108.42
Excess Non Principal Collections for Series 2012-1	2,773,293.39
Excess Non Principal Collections for Series 2012-2	2,711,771.65
Excess Non Principal Collections for Series 2012-3	2,317,299.31
Excess Non Principal Collections for Series 2012-4	2,367,062.72
Excess Non Principal Collections for Series 2013-1	1,916,439.35
Excess Non Principal Collections for Series 2013-A	1,123,636.21
Excess Non Principal Collections for Series 2013-B	946,272.61
Excess Non Principal Collections for Series 2013-VFN-1	1,355,337.56
Excess Non Principal Collections for Series 2013-VFN-2	1,193,794.51
Total Excess Non Principal Collections	24,035,989.87

Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2010-B	0.00
Non Principal Shortfalls for Series 2011-1	0.00
Non Principal Shortfalls for Series 2011-A	0.00
Non Principal Shortfalls for Series 2012-1	0.00
Non Principal Shortfalls for Series 2012-2	0.00
Non Principal Shortfalls for Series 2012-3	0.00
Non Principal Shortfalls for Series 2012-4	0.00
Non Principal Shortfalls for Series 2013-1	0.00
Non Principal Shortfalls for Series 2013-A	0.00
Non Principal Shortfalls for Series 2013-B	0.00
Non Principal Shortfalls for Series 2013-VFN-1	0.00
Non Principal Shortfalls for Series 2013-VFN-2	0.00
Total Non Principal Shortfalls	0.00

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	6/20/2014
Collection Period Ended:	5/31/2014
Closing Date:	5/16/2012
Next Payment Date:	7/21/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2011-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2011-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-4	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-VFN-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-VFN-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00
Released to Transferor	24,035,989.87

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	6/20/2014
Collection Period Ended:	5/31/2014
Closing Date:	5/16/2012
Next Payment Date:	7/21/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Application of Available Principal Collections

Revolving Period
Principal Collections Allocated to Series	283,701,157.27
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	76,441.84
Available Principal Collections Treated as Shared Principal Collections	283,777,599.11

Controlled Accumulation Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Early Amortization Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	6/20/2014
Collection Period Ended:	5/31/2014
Closing Date:	5/16/2012
Next Payment Date:	7/21/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	2,415,393,246.58
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2011-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2011-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-4	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-VFN-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-VFN-2	0.00
Amount Deposited into the Excess Funding Account	0.00
Released to Issuer	2,415,393,246.58

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage	2.50%
Note Principal Balance	789,474,000.00
Required Reserve Account Amount	19,736,850.00

Reserve Account Investment Earnings	167.67
Beginning Reserve Account Amount	19,736,850.00
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	19,736,850.00

Reserve Account Deficiency	0.00

Principal Overcollateralization Amount	39,474,000.00

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	6/20/2014
Collection Period Ended:	5/31/2014
Closing Date:	5/16/2012
Next Payment Date:	7/21/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		771,207.18
Disbursements		771,207.18
Ending Balance		0.00

Principal Account (Series Level Account)
Principal Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

Free Equity Amount (Trust Level)
Note Trust Principal Balance		7,937,787,704.21
Note Principal Balance	6,718,719,316.00
Principal Overcollateralization Amount	336,930,627.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		7,055,649,943.00
Free Equity Amount		882,137,761.21

Minimum Free Equity Percentage		0.00%
Total Overconcentration		17,573,281.84
Minimum Free Equity Amount		17,573,281.84

VFN Activity (Trust Level)
Free Equity Amount before VFN activity		882,137,761.21
VFN Optional Amortization Amount		0.00
(VFN Additional Advance Amount)		0.00
Free Equity Amount after VFN activity		882,137,761.21

Excess Funding Account (Trust Level Account)
Excess Funding Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	6/20/2014
Collection Period Ended:	5/31/2014
Closing Date:	5/16/2012
Next Payment Date:	7/21/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Summary of Allocation of Collections
Total Principal Collections	2,782,610,629.99
Principal Collections Allocated to Series 2008-A	283,708,686.60
Principal Collections Allocated to Series 2010-B	189,133,964.52
Principal Collections Allocated to Series 2011-1	151,307,215.43
Principal Collections Allocated to Series 2011-A	128,941,808.07
Principal Collections Allocated to Series 2012-1	283,701,328.39
Principal Collections Allocated to Series 2012-2	283,701,157.27
Principal Collections Allocated to Series 2012-3	226,961,131.16
Principal Collections Allocated to Series 2012-4	226,961,131.16
Principal Collections Allocated to Series 2013-1	189,134,447.09
Principal Collections Allocated to Series 2013-A	113,480,376.32
Principal Collections Allocated to Series 2013-B	94,566,980.55
Principal Collections Allocated to Series 2013-VFN-1	129,664,003.88
Principal Collections Allocated to Series 2013-VFN-2	113,480,375.98
Principal Collections Not Allocated to Any Series and Released to Issuer	367,868,023.57

Total Non Principal Collections	48,461,479.75
Non Principal Collections Allocated to Series 2008-A	4,941,022.87
Non Principal Collections Allocated to Series 2010-B	3,293,925.39
Non Principal Collections Allocated to Series 2011-1	2,635,141.07
Non Principal Collections Allocated to Series 2011-A	2,245,628.89
Non Principal Collections Allocated to Series 2012-1	4,940,894.72
Non Principal Collections Allocated to Series 2012-2	4,940,891.74
Non Principal Collections Allocated to Series 2012-3	3,952,716.97
Non Principal Collections Allocated to Series 2012-4	3,952,716.97
Non Principal Collections Allocated to Series 2013-1	3,293,933.79
Non Principal Collections Allocated to Series 2013-A	1,976,355.19
Non Principal Collections Allocated to Series 2013-B	1,646,962.66
Non Principal Collections Allocated to Series 2013-VFN-1	2,258,206.53
Non Principal Collections Allocated to Series 2013-VFN-2	1,976,355.18
Non Principal Collections Not Allocated to Any Series and Released to Issuer	6,406,727.78

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	6/20/2014
Collection Period Ended:	5/31/2014
Closing Date:	5/16/2012
Next Payment Date:	7/21/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an Early Amortization Event occurred?		No

(6) Have any Payment Rate Triggers been met?		No

Current Month's Payment Rate	34.18%
Prior Month's Payment Rate	33.54%
Second Prior Month's Payment Rate	30.11%
3 Month Average Monthly Payment Rate	32.61%

(7) Has the Default Rate Trigger been met?		No

Current Month's Default Rate	0.11%
Prior Month's Default Rate	0.07%
Second Prior Month's Default Rate	0.09%
3 Month Average Default Rate	0.09%

(8) Is Reserve Account balance less than Reserve Account trigger?		No

Reserve Account balance	19,736,850.00
(A) Required Reserve Account Percentage minus 0.25%	2.25%
times (B) Note Principal Balance	789,474,000.00
Reserve Account trigger	17,763,165.00

(9) Is the sum of all investments held in trust accounts of the Issuer more than 50% of the assets of the Issuer on each of 6 or more consecutive monthly determination dates?		No

Current Month	2.12%

(10) Have any new series been issued during the related monthly collection period?		No

(11) Have any account additions or account removals (other than Inactive Accounts) occurred during the related monthly collection period?		No
Number of accounts added / (removed) : 0

Outstanding balance of Principal Receivables in such added / (removed) accounts as of the date of such addition/removal: 0

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	6/20/2014
Collection Period Ended:	5/31/2014
Closing Date:	5/16/2012
Next Payment Date:	7/21/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Delinquency

	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
30-59	6.2	0.08%
60-89	2.3	0.03%
90-119	1.3	0.02%
120-149	1.2	0.01%
150-179	0.6	0.01%
180+	1.8	0.02%
*Total	13.4	0.17%

*Figures may not foot due to rounding

IN WITNESS WHEREOF, the undersigned has duly executed this monthly Noteholder's Statement as of the _______day of ___________ , _____________ .

GENERAL ELECTRIC CAPITAL CORPORATION ,

as Master Servicer

BY:
NAME:
TITLE:

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